Shareholder Report, Holdings (Details)	Jun. 30, 2026
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Grains And Oil Seeds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
USCF Gold Strategy Plus Income Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.50%
USCF Gold Strategy Plus Income Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
USCF Sustainable Battery Metals Strategy Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
USCF Sustainable Battery Metals Strategy Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
USCF Sustainable Battery Metals Strategy Fund | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
USCF Sustainable Battery Metals Strategy Fund | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
USCF Sustainable Battery Metals Strategy Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
USCF Energy Commodity Strategy Absolute Return Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
USCF Energy Commodity Strategy Absolute Return Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
USCF Energy Commodity Strategy Absolute Return Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
USCF Sustainable Commodity Strategy Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
USCF Sustainable Commodity Strategy Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
USCF Sustainable Commodity Strategy Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
USCF Sustainable Commodity Strategy Fund | Grains And Oil Seeds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
USCF Sustainable Commodity Strategy Fund | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
USCF Sustainable Commodity Strategy Fund | Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
USCF Sustainable Commodity Strategy Fund | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
USCF Sustainable Commodity Strategy Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
USCF Oil Plus Bitcoin Strategy Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.60%
USCF Oil Plus Bitcoin Strategy Fund | Bitcoin [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
USCF Oil Plus Bitcoin Strategy Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
USCF Midstream Energy Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
USCF Midstream Energy Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
USCF Dividend Income Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
USCF Dividend Income Fund | Consumer Non Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
USCF Dividend Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
USCF Dividend Income Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
USCF Dividend Income Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
USCF Dividend Income Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
USCF Dividend Income Fund | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
USCF Dividend Income Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
USCF Dividend Income Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
USCF Dividend Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%